SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-     SUBSEQENT EVENTS

On February 19, 2013, the Company's Board of directors approved a grant to employees and non-employees of options to purchase a total of 90,000 and 10,000 ordinary shares, respectively, at an exercise price of $ 5.08 per share. Such options to employees and non-employees shall vest over a period four years commencing on the above date and a period of twelve months commencing January 1, 2013, respectively.